Subsequent Events- Additional Information (Detail) $ / shares in Units, ¥ in Millions						9 Months Ended
	Oct. 14, 2026 USD ($) $ / shares shares	Sep. 04, 2026 USD ($) shares	Apr. 17, 2026 $ / shares shares	Apr. 01, 2026 JPY (¥)	Apr. 01, 2026 USD ($)	Sep. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Subsequent Event [Line Items]
Software license fee				¥ 15.0	$ 9,500
Amount fixed consideration of software agreement				¥ 18.0	$ 114,000
Common stock, shares, issued		112,790				8,026,384	3,632,165	3,627,242
Share price | $ / shares			$ 0.0002
Stock issued during period, shares, new issues			21.88			1,032,550
Common stock, par or stated value per share | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares repurchased		800,000
The Initial Closing [Member]
Subsequent Event [Line Items]
Common shares repurchased		505,098
Founder Share [Member]
Subsequent Event [Line Items]
Common stock, shares, issued			138,113
Common stock, par or stated value per share | $ / shares						$ 27.5
Cash Issued | $		$ 1,100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares, issued	208,082
Common stock, par or stated value per share | $ / shares	$ 27.5
Proceeds from sale of common stock in the Offering, net of issuance costs paid | $	$ 5,700,000
Sale of stock, number of shares issued in transaction	1,240,632
Sale of stock, consideration received per transaction | $	$ 34,100,000
Subsequent Event [Member] | Founder Share [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share | $ / shares	$ 27.5